INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	€ 236,791
Deferred tax liabilities, beginning of period	(110,016)
Total net deferred tax assets/(liabilities), beginning of period	126,775
Total net deferred tax assets/(liabilities), beginning of period		€ 80,707
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(106,556)	17,483
Charged to equity	(33,704)	23,778
Translation differences and other changes	(14,897)	4,807
Deferred tax assets, end of period	226,005	236,791
Deferred tax liabilities, end of period	(254,387)	(110,016)
Total net deferred tax assets/(liabilities), end of period	(28,382)	126,775
Provisions
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	194,630	183,035
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	17,357	10,703
Translation differences and other changes	(2,625)	892
Deferred tax assets, end of period	209,362	194,630	€ 183,035
Intercompany profit on inventory and obsolescence
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	135,636	119,920
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	7,624	15,522
Translation differences and other changes	(593)	194
Deferred tax assets, end of period	142,667	135,636	119,920
Allowances for doubtful accounts
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	6,836	5,060
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,009	1,787
Translation differences and other changes	15	(11)
Deferred tax assets, end of period	7,860	6,836	5,060
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	17,861	17,782
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	271	92
Translation differences and other changes	(60)	(13)
Deferred tax assets, end of period	18,072	17,861	17,782
Trademark step-up
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	77,004	78,678
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,674)	(1,674)
Translation differences and other changes		0
Deferred tax assets, end of period	75,330	77,004	78,678
Patent Box regime
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	133,492	94,268
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(89,018)	39,224
Translation differences and other changes		0
Deferred tax assets, end of period	44,474	133,492	94,268
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	27,864	20,873
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(20,744)	(10,217)
Charged to equity	(33,704)	14,010
Translation differences and other changes	(11,414)	3,198
Deferred tax assets, end of period	37,998	27,864	20,873
Deferred tax assets (prior to offsetting)
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	593,323	519,616
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(85,175)	55,437
Charged to equity	(33,704)	14,010
Translation differences and other changes	(14,677)	4,260
Deferred tax assets, end of period	459,767	593,323	519,616
Offsetting of deferred tax assets
Changes in deferred tax liability (asset) [abstract]
Offsetting of deferred tax liabilities (assets)	233,762	356,532	302,063
Total deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	236,791	217,553
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, end of period	226,005	236,791	217,553
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(4,258)	(3,458)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,294	(645)
Translation differences and other changes	320	(155)
Deferred tax liabilities, end of period	(2,644)	(4,258)	(3,458)
Capitalization of development costs
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(422,389)	(385,257)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(29,900)	(37,132)
Deferred tax liabilities, end of period	(452,289)	(422,389)	(385,257)
Tax on undistributed earnings
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(20,037)	(18,859)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	8,618	(1,178)
Deferred tax liabilities, end of period	(11,419)	(20,037)	(18,859)
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(19,864)	(31,335)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,393)	1,001
Charged to equity	0	9,768
Translation differences and other changes	(540)	702
Deferred tax liabilities, end of period	(21,797)	(19,864)	(31,335)
Total deferred tax liabilities (prior to offsetting)
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(466,548)	(438,909)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(21,381)	(37,954)
Charged to equity	0	9,768
Translation differences and other changes	(220)	547
Deferred tax liabilities, end of period	(488,149)	(466,548)	(438,909)
Offsetting of deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Offsetting of deferred tax liabilities (assets)	233,762	356,532	302,063
Total deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(110,016)	(136,846)
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, end of period	€ (254,387)	€ (110,016)	€ (136,846)